Virtus Growth & Income Fund,

a series of Virtus Equity Trust

Supplement dated August 10, 2012 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), each dated July 31, 2012

IMPORTANT NOTICE TO INVESTORS

Virtus Growth & Income Fund

Effective September 21, 2012, all Class B Shares of the Virtus Growth & Income Fund will be converted to Class A Shares of said Fund. Shareholders holding Class B Shares at the time of the conversion will receive Class A Shares having an aggregate net asset value equal to the aggregate net asset value of their Class B Shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion. Please refer to the Fund’s prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

Accordingly, as of September 21, 2012, all references to Class B Shares in the Fund’s prospectus and SAI will be removed and Class B Shares no longer will be available.